CONSOLIDATED BALANCE SHEETS (Parentheticals)	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 € / shares shares	Dec. 31, 2017 $ / shares
CONSOLIDATED BALANCE SHEETS
Ordinary shares, nominal value (in dollars per share) | $ / shares	$ 0.01
Ordinary shares, number of shares authorized	400,000,000	400,000,000
Ordinary shares, number of shares issued	52,518,924	52,518,924
Ordinary shares, number of shares outstanding	52,518,924	52,518,924
Preferred shares, nominal value (in dollars per share) | $ / shares	$ 0.01		$ 0.01
Preferred shares, number of shares authorized	40,000,000	40,000,000
Preferred shares, number of shares issued	0	0
Preferred shares, number of shares outstanding	0	0
Euro deferred shares, nominal value (in euros per share) | € / shares		€ 1.00
Euro deferred shares, number of shares authorized	25,000	25,000
Euro deferred shares, number of shares issued	0	0
Euro deferred shares, number of shares outstanding	0	0